Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Re-measurements of the net defined benefit liability / (asset)
Total	[1]	$ (15)	$ (4)	$ 11
Gratuity
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		4	(9)	11
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(2)	(4)	(3)
Total		2	(13)	8
Pension
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		3	(17)	(2)
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(2)	11	(7)
Total		1	(6)	(9)
Provident Fund
Re-measurements of the net defined benefit liability / (asset)
Actuarial (gains) / losses		12	(10)	16
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / (asset)		(28)	23	(2)
Total		$ (16)	$ 13	$ 14

[1]	net of taxes